RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
RELATED-PARTY TRANSACTIONS
RELATED-PARTY TRANSACTIONS

17. RELATED‑PARTY TRANSACTIONS

The Company has in place a registration rights agreement with its major shareholders that allows them to require the Company to register Class A shares held by them under the U.S. Securities Act of 1933, as amended (the “Securities Act”), under certain circumstances. In such circumstances, the Company is obliged to pay all expenses, other than underwriting commissions and discounts, relating to any such registration.

Following the sale of the controlling interest to Sberbank and the deconsolidation of Yandex.Money in July 2013, the Company retained a noncontrolling interest and significant influence over Yandex.Money’s business. The Company continues to use Yandex.Money for payment processing and to sublease to Yandex.Money part of its premises. The amount of revenues from subleasing and other services was RUB 91, RUB 106 and RUB 86 ($1.5) for the years ended December 31, 2015, 2016 and 2017, respectively. The amount of fees for online payment commissions was RUB 143, RUB 173 and RUB 439 ($7.6) for the years ended December 31, 2015, 2016 and 2017, respectively. As of December 31, 2016 and 2017, the amount of receivables related to payment processing was RUB 47 and RUB 158 ($2.7), respectively. The Company believes that the terms of the agreements with Yandex.Money are comparable to the terms obtained in arm’s‑length transactions with unrelated similarly situated customers and suppliers of the Company.

In 2016, the Company granted loans to certain senior employees in the amount of RUB 173 ($3.0) (Note 5). The loans bear interest rate is up to 8% per annum and mature in 2019-2022.